Mining and Income Taxation - Summary of Components of Mining and Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Components of Mining and Income Tax [Line Items]
- dividend withholding tax	$ (5.9)	$ (2.9)	$ (15.5)
Total mining and income taxation	(432.5)	(175.6)	65.9
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2019: 34.0% and 2018: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(400.5)	(119.1)	139.6
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	45.6	17.9	(6.7)
Non-deductible share-based payments	(4.9)	(7.0)	(12.8)
Non-deductible exploration expense	(0.4)	(17.0)	(22.1)
Deferred tax assets not recognised on impairment and reversal of impairment of investments	21.2	(3.3)	(12.5)
Impairment of South Deep goodwill	0.0	0.0	(24.4)
Non-deductible interest paid	(31.2)	(29.9)	(25.5)
Share of results of equity-accounted investees, net of taxation	(0.9)	1.1	(4.5)
Non-taxable gain on acquisition of Asanko	0.0	0.0	17.6
Non-taxable fair value gain on Maverix warrants	0.4	1.4	1.3
Non-taxable profit on disposal of Maverix (2018: dilution of Gold Fields' interest in Maverix)	0.0	5.0	1.4
Net non-deductible expenditure and non-taxable income	(0.7)	(10.5)	(7.6)
Deferred tax on unremitted earnings at Tarkwa and Cerro Corona (2018: Tarkwa and Cerro Corona and 2017: Tarkwa)	1.3	(4.5)	(1.1)
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US Dollar	(7.5)	0.1	(1.2)
Various Peruvian non-deductible expenses	(5.8)	(6.6)	(7.5)
Deferred tax assets recognised at Salares Norte	12.8	0.0	0.0
Additional capital allowances recognised at South Deep	0.0	0.0	69.8
Deferred tax charge on change of tax rate at South Deep	0.0	0.0	(10.9)
Prior year adjustments	(0.2)	(1.0)	(3.0)
Other	(4.8)	4.0	(0.1)
Total mining and income taxation	(432.5)	(175.6)	65.9
Cerro Cerona [member]
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2019: 34.0% and 2018: 34.0%) were:
Deferred tax assets not recognised	(0.1)	(3.3)	(14.9)
Damang and tarkwa [member]
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2019: 34.0% and 2018: 34.0%) were:
Deferred tax assets not recognised	(50.9)	0.0	6.5
South African - Components of Mining and Income Tax [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
- Company and capital gains taxation	(4.5)	(2.9)	(1.1)
- prior year adjustment - current taxation	(0.5)	0.2	0.7
- deferred taxation	(25.8)	(0.3)	208.5
Foreign Taxation - Components of Mining and Income Tax [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
- prior year adjustment - current taxation	(0.1)	(1.1)	(3.7)
- deferred taxation	(40.2)	15.3	3.1
- current taxation	(356.2)	(184.1)	(127.9)
- dividend withholding tax	$ (5.2)	$ (2.7)	$ (13.7)